Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Relationships with Related Parties
Name	Relationship with the Company
Yang Weiguang	Chairman of the Board, Chief Executive Officer
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”)	Controlled by an immediate family member of Mr. Yang Weiguang

Schedule of Purchase from a Related Party	Purchase from a related party
	For the Years Ended December 31,
	2023	2022	2021
Beijing Ougaini	$112,980	$19,696	$-

Schedule of Balances with Related Parties	As of December 31, 2023 and 2022, the balances with related parties were as follows:
	December 31, 2023	December 31, 2022
Prepayments
Beijing Ougaini	$-	$115,989

Due from related parties
Yang Weiguang (i)	-	226,178
	$-	$226,178
(i)	As of December 31, 2022, the Company had a balance of $226,178 due from Mr. Yang Weiguang. The balance was comprised of the following:
-	A balance of $144,986 arising from transfer of 6.67% equity interest of Shanghai Zhongxin to four former shareholders of West Angel, who paid consideration to Mr. Yang. (Note 4)
-	A balance of $81,192 as tuition paid on behalf of to Mr. Yang.